Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Ashmore Funds
Supplement dated August 7, 2026
to the Ashmore Funds Prospectus and Statement of Additional Information,
each dated February 28, 2026 (as supplemented thereafter)
Disclosure Related to Ashmore Emerging Markets Equity ESG Fund and
Ashmore Emerging Markets Debt Fund (the “Funds”)
This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus and Statement of Additional Information of the Funds, each dated February 28, 2026 (as supplemented thereafter).
Effective as of the close of business on August 7, 2026, the Funds will be closed to new investors. In the event that an order to purchase shares of the Funds is received by a Fund or its transfer agent on or after August 7, 2026, that order will be refused by the Fund or its transfer agent and any money that the Fund or its transfer agent receives with that order will be returned to the investor, account or financial intermediary, as appropriate, without interest.
Changes Related to Ashmore Emerging Markets Equity ESG Fund
Effective August 10, 2026, the name and principal investment strategy of Ashmore Emerging Markets Equity ESG Fund will change. In addition, the management fee will be contractually reduced. Each change is described in further detail below.

1.
Change to Fund Name. Effective August 10, 2026, the name of Ashmore Emerging Markets Equity ESG Fund will change to “Ashmore Emerging Markets Focus Equity Fund”. Accordingly, all references to Ashmore Emerging Markets Equity ESG Fund will change to Ashmore Emerging Markets Focus Equity Fund.

2.
Changes to Principal Investment Strategy. Effective August 10, 2026, the principal investment strategy of Ashmore Emerging Markets Equity ESG Fund will change to (i) focus on investments in equity securities and equity-related investments of Emerging Market Issuers (as defined in the Prospectus), which may be denominated in any currency, including the local currency of the issuer; and (ii) invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers.

Accordingly, the sub‑section entitled “Principal Investment Strategies” in the section “Summary Information About the Funds— Ashmore Emerging Markets Equity ESG Fund” in the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following, and corresponding changes are hereby made to the sub‑section entitled “Principal Investment Strategies” in the section entitled “Principal Investments and Strategies of Each Fund— Ashmore Emerging Markets Equity ESG Fund” in the statutory Prospectus:
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is located in an
Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low‑income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g. the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index – Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non‑voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over‑the‑counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom‑up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top‑down process to identify further opportunities and risks.
The Investment Manager’s top‑down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, include the following:

•
Market Factors—including the relative attractiveness of the particular Emerging Market Country in comparison to its historic performance and with the performance of other emerging and world markets on the basis of fundamental values (e.g., price/earnings ratio, price/book value ratio, earnings growth, volatility, dividend yield, and debt/equity ratio).

•	Macro-Economic Factors—including the outlook for currencies, interest rates, commodities, economic growth, inflation, business confidence and scope for private sector initiative.

•	Political Factors—including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiative and development of the capital markets.

•
Market Development—the development of the Emerging Market Country relative to developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection.

•
Investment Restrictions—including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct investment or through funds), required holding periods, ability to repatriate earnings and applicable tax regulations.

The Investment Manager uses a systematic, bottom‑up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries.
The Investment Manager monitors each of the Emerging Market Countries in which the Fund has invested or may invest on a continuous basis and makes tactical shifts in the Fund’s portfolio allocation when it sees fit based on new developments and changes in the factors cited above. The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate in the particular Emerging Market Country is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of non‑Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may adversely affect the Fund’s investment performance.
The Fund may invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange or the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect program and the Shenzhen‑Hong Kong Stock Connect program (together, “Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

3.
Change to Principal Risks. Effective August 10, 2026, the first paragraph and the third bullet (ESG Criteria Risk) under the sub‑section entitled “Principal Risks” in the section “Summary Information About the Funds— Ashmore Emerging Markets Equity ESG Fund” in the Fund’s Prospectus are hereby deleted in their entirety and the first paragraph is replaced with the following, and corresponding changes are hereby made to the sub‑section entitled “Summary of Principal Risks” in the statutory Prospectus:

Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first six risks):

4.	Change to Management Fee. Effective August 10, 2026, Ashmore Emerging Markets Equity ESG Fund’s management fee will be contractually reduced to 75 basis points.
Accordingly, the sub‑sections entitled “Shareholder Fees” and “Annual Fund Operating Expenses” in the section entitled “Summary Information About the Funds—Ashmore Emerging Markets Equity ESG Fund” in the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)

	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (CDSC)(Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None

(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front‑end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees(2)	0.75%	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	0.25%	1.00%	None
Other Expenses	1.04%	0.97%	0.97%
Total Annual Fund Operating Expenses	2.04%	2.72%	1.72%
Fee Waiver and/or Expense Reimbursement(3)	(1.02)%	(0.95)%	(0.92)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	1.77%	0.80%

(2)	Management fees have been restated to reflect current fees.
(3)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, and expense offset arrangements) for the Fund’s Class A Shares exceed 1.02%, for the Fund’s Class C Shares exceed 1.77% and for the Fund’s Institutional Class Shares exceed 0.77% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2027 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

The table in the sub‑section entitled “Examples” in the section entitled “Summary Information About the Funds— Ashmore Emerging Markets Equity ESG Fund” in the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$624	$1,038	$1,476	$2,692	$624	$1,038	$1,476	$2,692
Class C Shares	$280	$754	$1,355	$2,817	$180	$754	$1,355	$2,817

					1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)					$82	$452	$847	$1,954
Change Related to Ashmore Emerging Markets Debt Fund
Change to Management Fee. Effective August 10, 2026, Ashmore Emerging Markets Debt Fund’s management fee will be contractually reduced to 55 basis points.
Accordingly, the sub‑sections entitled “Shareholder Fees” and “Annual Fund Operating Expenses” in the section entitled “Summary Information About the Funds—Ashmore Emerging Markets Debt Fund” in the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)

	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (CDSC)(Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None

(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front‑end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees(2)	0.55%	0.55%	0.55%
Distribution and/or Service (12b‑1) Fees	0.25%	1.00%	None
Other Expenses	0.97%	1.02%	0.79%
Total Annual Fund Operating Expenses	1.77%	2.57%	1.34%
Fee Waiver and/or Expense Reimbursement(3)	(0.95)%	(1.00)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%	1.57%	0.64%

(2)	Management fees have been restated to reflect current fees.
(3)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, and expense offset arrangements) for the Fund’s Class A Shares exceed 0.82%, for the Fund’s Class C Shares exceed 1.57% and for the Fund’s Institutional Class Shares exceed 0.57% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2027 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.
The table in the sub‑section entitled “Examples” in the section entitled “Summary Information About the Funds— Ashmore Emerging Markets Debt Fund” in the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$480	$846	$1,236	$2,325	$480	$846	$1,236	$2,325
Class C Shares	$260	$704	$1,276	$2,633	$160	$704	$1,276	$2,633

					1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)					$65	$355	$667	$1,552

Ashmore Emerging Markets Equity ESG Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Ashmore Funds
Supplement dated August 7, 2026
to the Ashmore Funds Prospectus and Statement of Additional Information,
each dated February 28, 2026 (as supplemented thereafter)
Disclosure Related to Ashmore Emerging Markets Equity ESG Fund and
Ashmore Emerging Markets Debt Fund (the “Funds”)
This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus and Statement of Additional Information of the Funds, each dated February 28, 2026 (as supplemented thereafter).
Effective as of the close of business on August 7, 2026, the Funds will be closed to new investors. In the event that an order to purchase shares of the Funds is received by a Fund or its transfer agent on or after August 7, 2026, that order will be refused by the Fund or its transfer agent and any money that the Fund or its transfer agent receives with that order will be returned to the investor, account or financial intermediary, as appropriate, without interest.
Changes Related to Ashmore Emerging Markets Equity ESG Fund
Effective August 10, 2026, the name and principal investment strategy of Ashmore Emerging Markets Equity ESG Fund will change. In addition, the management fee will be contractually reduced. Each change is described in further detail below.

1.
Change to Fund Name. Effective August 10, 2026, the name of Ashmore Emerging Markets Equity ESG Fund will change to “Ashmore Emerging Markets Focus Equity Fund”. Accordingly, all references to Ashmore Emerging Markets Equity ESG Fund will change to Ashmore Emerging Markets Focus Equity Fund.

2.
Changes to Principal Investment Strategy. Effective August 10, 2026, the principal investment strategy of Ashmore Emerging Markets Equity ESG Fund will change to (i) focus on investments in equity securities and equity-related investments of Emerging Market Issuers (as defined in the Prospectus), which may be denominated in any currency, including the local currency of the issuer; and (ii) invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers.

Accordingly, the sub‑section entitled “Principal Investment Strategies” in the section “Summary Information About the Funds— Ashmore Emerging Markets Equity ESG Fund” in the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following, and corresponding changes are hereby made to the sub‑section entitled “Principal Investment Strategies” in the section entitled “Principal Investments and Strategies of Each Fund— Ashmore Emerging Markets Equity ESG Fund” in the statutory Prospectus:
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is located in an
Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low‑income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g. the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index – Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non‑voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over‑the‑counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom‑up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top‑down process to identify further opportunities and risks.
The Investment Manager’s top‑down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, include the following:

•
Market Factors—including the relative attractiveness of the particular Emerging Market Country in comparison to its historic performance and with the performance of other emerging and world markets on the basis of fundamental values (e.g., price/earnings ratio, price/book value ratio, earnings growth, volatility, dividend yield, and debt/equity ratio).

•	Macro-Economic Factors—including the outlook for currencies, interest rates, commodities, economic growth, inflation, business confidence and scope for private sector initiative.

•	Political Factors—including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiative and development of the capital markets.

•
Market Development—the development of the Emerging Market Country relative to developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection.

•
Investment Restrictions—including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct investment or through funds), required holding periods, ability to repatriate earnings and applicable tax regulations.

The Investment Manager uses a systematic, bottom‑up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries.
The Investment Manager monitors each of the Emerging Market Countries in which the Fund has invested or may invest on a continuous basis and makes tactical shifts in the Fund’s portfolio allocation when it sees fit based on new developments and changes in the factors cited above. The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate in the particular Emerging Market Country is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of non‑Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may adversely affect the Fund’s investment performance.
The Fund may invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange or the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect program and the Shenzhen‑Hong Kong Stock Connect program (together, “Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

3.
Change to Principal Risks. Effective August 10, 2026, the first paragraph and the third bullet (ESG Criteria Risk) under the sub‑section entitled “Principal Risks” in the section “Summary Information About the Funds— Ashmore Emerging Markets Equity ESG Fund” in the Fund’s Prospectus are hereby deleted in their entirety and the first paragraph is replaced with the following, and corresponding changes are hereby made to the sub‑section entitled “Summary of Principal Risks” in the statutory Prospectus:

Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first six risks):

4.	Change to Management Fee. Effective August 10, 2026, Ashmore Emerging Markets Equity ESG Fund’s management fee will be contractually reduced to 75 basis points.
Accordingly, the sub‑sections entitled “Shareholder Fees” and “Annual Fund Operating Expenses” in the section entitled “Summary Information About the Funds—Ashmore Emerging Markets Equity ESG Fund” in the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)

	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (CDSC)(Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None

(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front‑end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees(2)	0.75%	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	0.25%	1.00%	None
Other Expenses	1.04%	0.97%	0.97%
Total Annual Fund Operating Expenses	2.04%	2.72%	1.72%
Fee Waiver and/or Expense Reimbursement(3)	(1.02)%	(0.95)%	(0.92)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	1.77%	0.80%

(2)	Management fees have been restated to reflect current fees.
(3)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, and expense offset arrangements) for the Fund’s Class A Shares exceed 1.02%, for the Fund’s Class C Shares exceed 1.77% and for the Fund’s Institutional Class Shares exceed 0.77% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2027 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

The table in the sub‑section entitled “Examples” in the section entitled “Summary Information About the Funds— Ashmore Emerging Markets Equity ESG Fund” in the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$624	$1,038	$1,476	$2,692	$624	$1,038	$1,476	$2,692
Class C Shares	$280	$754	$1,355	$2,817	$180	$754	$1,355	$2,817

					1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)					$82	$452	$847	$1,954

Ashmore Emerging Markets Debt Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Ashmore Funds
Supplement dated August 7, 2026
to the Ashmore Funds Prospectus and Statement of Additional Information,
each dated February 28, 2026 (as supplemented thereafter)
Disclosure Related to Ashmore Emerging Markets Equity ESG Fund and
Ashmore Emerging Markets Debt Fund (the “Funds”)
This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus and Statement of Additional Information of the Funds, each dated February 28, 2026 (as supplemented thereafter).
Effective as of the close of business on August 7, 2026, the Funds will be closed to new investors. In the event that an order to purchase shares of the Funds is received by a Fund or its transfer agent on or after August 7, 2026, that order will be refused by the Fund or its transfer agent and any money that the Fund or its transfer agent receives with that order will be returned to the investor, account or financial intermediary, as appropriate, without interest.
Change Related to Ashmore Emerging Markets Debt Fund
Change to Management Fee. Effective August 10, 2026, Ashmore Emerging Markets Debt Fund’s management fee will be contractually reduced to 55 basis points.
Accordingly, the sub‑sections entitled “Shareholder Fees” and “Annual Fund Operating Expenses” in the section entitled “Summary Information About the Funds—Ashmore Emerging Markets Debt Fund” in the Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)

	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (CDSC)(Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None

(1)
For Class A Shares, the CDSC is imposed only where shares are purchased without a front‑end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Institutional Class Shares
Management Fees(2)	0.55%	0.55%	0.55%
Distribution and/or Service (12b‑1) Fees	0.25%	1.00%	None
Other Expenses	0.97%	1.02%	0.79%
Total Annual Fund Operating Expenses	1.77%	2.57%	1.34%
Fee Waiver and/or Expense Reimbursement(3)	(0.95)%	(1.00)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%	1.57%	0.64%

(2)	Management fees have been restated to reflect current fees.
(3)
Ashmore Investment Advisors Limited has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, and expense offset arrangements) for the Fund’s Class A Shares exceed 0.82%, for the Fund’s Class C Shares exceed 1.57% and for the Fund’s Institutional Class Shares exceed 0.57% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2027 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that a prior fiscal year’s expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.
The table in the sub‑section entitled “Examples” in the section entitled “Summary Information About the Funds— Ashmore Emerging Markets Debt Fund” in the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Class A Shares	$480	$846	$1,236	$2,325	$480	$846	$1,236	$2,325
Class C Shares	$260	$704	$1,276	$2,633	$160	$704	$1,276	$2,633

					1 year	3 years	5 years	10 years
Institutional Class Shares (whether or not shares are redeemed)					$65	$355	$667	$1,552